Foreign currency translation reserve (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders

The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2018		2019
Balance at the beginning of the year	₹	13,107	₹	16,618
Translation difference related to foreign operations, net		3,560		3,129
Reclassification of foreign currency translation differences to profit and loss on sale of hosted Data center services business		—		(4,131)
Reclassification of foreign currency translation differences to profit and loss on sale of Workday and Cornerstone OnDemand business		—		(79)
Change in effective portion of hedges of net investment in foreign operations		(49)		(287)

Total change during the year		3,511		(1,368)

Balance at the end of the year	₹	16,618	₹	15,250